Consolidated Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities of continuing operations:
Net loss	$ (548,438)	$ (410,290)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	148,853	106,202
Depreciation and amortization	18,320	19,661
Changes in operating assets and liabilities:
Deposits and advances		2,918
Accounts payable and accrued expenses	3,685	(4,158)
Net cash provided by (used in) operating activities	(377,580)	(285,667)
Cash flows from investing activities:
Related party	105,378	(192,687)
Acquisition of capital assets		(788)
Increase in intangible assets		(11,741)
Net cash provided by (used in) investing activities	105,378	(205,216)
Cash flows from financing activities:
Net proceeds from sale of common stock	205,496	275,000
Proceeds from convertible notes payable		225,000
Net cash provided by (used in) financing activities	205,496	500,000
Effect of exchange rates on cash and cash equivalents	2	(63)
Net increase (decrease) in cash and cash equivalents	(66,703)	9,054
Cash and cash equivalents at beginning of period	67,552	58,498
Cash and cash equivalents at end of period	849	67,552
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with conversion of debt and accrued interest		$ 225,000